Loans and Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 974,029	$ 865,080
Commercial, financial, and agricultural
Loans and Leases Receivable Disclosure [Line Items]
Total loans	182,881	149,091
Residential real estate | Construction
Loans and Leases Receivable Disclosure [Line Items]
Total loans	18,907	16,895
Residential real estate | Mortgages
Loans and Leases Receivable Disclosure [Line Items]
Total loans	259,900	256,086
Real estate construction - commercial | Construction
Loans and Leases Receivable Disclosure [Line Items]
Total loans	55,653	33,943
Real estate construction - commercial | Mortgages
Loans and Leases Receivable Disclosure [Line Items]
Total loans	426,470	385,869
Installment and other consumer
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 30,218	$ 23,196